Share-Based Compensation - Summary of Classification of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 27,513	$ 4,250	¥ 30,858	¥ 32,247
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	26,822	4,143	28,784	30,159
Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 691	$ 107	¥ 2,074	¥ 2,088